Consolidated Schedule of Investments
July 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–28.04%
U.S. Treasury Bills–9.17%(a)
U.S. Treasury Bills	0.18%	12/03/2020	$ 28,000	$ 27,991,460
U.S. Treasury Bills	0.19%	12/10/2020	28,000	27,991,221
				55,982,681
U.S. Treasury Notes–18.87%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)	0.25%	01/31/2022	37,000	37,068,114
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)	0.21%	04/30/2022	37,000	37,047,395
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)	0.16%	07/31/2022	41,000	41,009,280
				115,124,789
Total U.S. Treasury Securities (Cost $170,963,978)				171,107,470
		Expiration Date
Commodity-Linked Securities–7.00%
Barclays Bank PLC (United Kingdom), U.S. Federal Funds Effective Rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3)(c)(d)		04/23/2021	13,250	26,354,179
Canadian Imperial Bank of Commerce (Canada), U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 27 Excess Return Index)(c)(e)		08/23/2021	14,444	16,382,277
Total Commodity-Linked Securities (Cost $27,694,000)				42,736,456
			Shares
Money Market Funds–55.34%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(f)(g)			85,706,280	85,706,280
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(f)(g)			61,403,450	61,440,292
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.21%(f)(g)			92,673,051	92,673,051
Invesco Treasury Portfolio, Institutional Class, 0.07%(f)(g)			97,950,035	97,950,035
Total Money Market Funds (Cost $337,723,017)				337,769,658
TOTAL INVESTMENTS IN SECURITIES–90.38% (Cost $536,380,995)				551,613,584
OTHER ASSETS LESS LIABILITIES–9.62%				58,725,185
NET ASSETS–100.00%				$610,338,769
Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2020.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $42,736,456, which represented 7.00% of the Fund’s Net Assets.
(d)	Barclays Diversified Energy-Metals Total Return Index - a basket of indices that provide exposure to various components of the energy and metals markets. The underlying commodities comprising the indices are: Brent Crude Oil, Copper, Gasoil, Gold, Silver, Unleaded Gasoline, and WTI Crude Oil.
(e)	Canadian Imperial Bank of Commerce Custom 27 Excess Return Index – a basket of indices that provide exposure to various components of energy and metals markets. The underlying commodities comprising the indices are: Brent Crude Oil, British Gas Oil, Gold, LME Copper, Silver, Unleaded Gasoline and WTI Crude Oil.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$177,507,383	$193,726,816	$(285,527,919)	$-	$-	$85,706,280	$974,204
Invesco Liquid Assets Portfolio, Institutional Class	99,938,556	130,540,696	(169,078,946)	19,826	20,160	61,440,292	735,360
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	62,093,827	686,868,241	(656,289,017)	-	-	92,673,051	518,980
Invesco Treasury Portfolio, Institutional Class	159,833,580	208,830,647	(270,714,192)	-	-	97,950,035	884,184
Total	$499,373,346	$1,219,966,400	$(1,381,610,074)	$19,826	$20,160	$337,769,658	$3,112,728

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Coffee ’C’	376	September-2020	$16,771,950	$2,565,015	$2,565,015
Corn	700	December-2020	11,445,000	(718,703)	(718,703)
Cotton No. 2	744	December-2020	23,309,520	(1,365,302)	(1,365,302)
Gasoline Reformulated Blendstock Oxygenate Blending	555	August-2020	27,298,341	(1,370,145)	(1,370,145)
Gold 100 oz	317	December-2020	62,953,030	713,418	713,418
Natural Gas	80	November-2020	2,234,400	39,553	39,553
Soybeans	964	November-2020	43,018,500	698,022	698,022
Wheat	374	December-2020	10,074,625	320,309	320,309
Total Futures Contracts				$882,167	$882,167

(a)	Futures contracts collateralized by $22,050,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Cocoa Roll Yield Excess Return Index	0.43%	Monthly	180,500	February—2021	$21,231,854	$—	$2,635,354	$2,635,354
Barclays Bank PLC	Receive	Barclays Live Cattle Roll Yield Excess Return Index	0.47	Monthly	17,800	December—2020	1,700,658	—	53,060	53,060
Barclays Bank PLC	Receive	Barclays Soybean Meal S2 Nearby Excess Return Index	0.30	Monthly	9,230	January—2021	6,864,916	—	91,251	91,251
Barclays Bank PLC	Receive	Barclays Soybean Meal Seasonal Excess Return Index	0.52	Monthly	5,050	April—2021	4,271,786	—	56,782	56,782
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Excess Return Index	0.30	Monthly	26,300	September—2020	5,536,431	—	61,147	61,147
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12	Monthly	4,370	December—2020	5,085,059	—	473,039	473,039
Goldman Sachs International	Receive	Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index	0.37	Monthly	143,500	March—2021	21,039,898	—	606,747	606,747
JPMorgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	124,500	October—2020	17,589,148	—	867,118	867,118
Macquarie Bank Ltd.	Pay	Macquarie SIngle Commodity Brent Crude Oil type A ER Index	0.08	Monthly	25,000	May—2021	1,737,870	—	19,205	19,205
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Crude Oil (WTI) type A Excess Return Index	0.06	Monthly	120,000	May—2021	1,815,888	—	58,056	58,056
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity GasOil type A Excess Return Index	0.06	Monthly	21,000	September—2020	1,559,865	—	18,871	18,871
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Heating Oil type A Excess Return Index	0.06	Monthly	28,000	June—2021	1,420,115	—	42,980	42,980
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Unleaded Gasoline type A Excess Return Index	0.06%	Monthly	32,000	May—2021	$1,814,182	$—	$107,274	$107,274
Macquarie Bank Ltd.	Receive	Modified Macquarie Single Commodity Sugar type A Excess Return Index	0.34	Monthly	18,900	January—2021	2,539,459	—	95,829	95,829
Merrill Lynch International	Pay	MLCIAPLH Excess Return Index	0.00	Monthly	3,835,000	December—2020	14,987,947	—	0	0
Merrill Lynch International	Pay	MLCX2CCER Excess Return Index	0.00	Monthly	51,500	January—2021	2,888,738	—	0	0
Merrill Lynch International	Pay	MLCX2KCE Excess Return Index	0.00	Monthly	1,512,000	December—2020	11,658,881	—	0	0
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	79,400	June—2021	18,446,867	—	0	0
Merrill Lynch International	Receive	Merrill Lynch Soybean Meal Index	0.30	Monthly	34,600	June—2021	18,960,575	—	0	0
Merrill Lynch International	Receive	MLCI3LNE Excess Return Index	0.18	Monthly	34,200	December—2020	8,971,282	—	0	0
Merrill Lynch International	Receive	MLCI3LXE Excess Return Index	0.18	Monthly	86,500	April—2021	11,818,019	—	0	0
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	47,750	September—2020	28,268,688	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	117,000	November—2020	4,939,401	—	0	0
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSCY2CN0 Index	0.05	Monthly	63,300	December—2020	14,166,274	—	611,256	611,256
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSCY2KW0 Index	0.05	Monthly	10,300	December—2020	1,614,524	—	22,487	22,487
Morgan Stanley Capital Services LLC	Receive	MS Soybean Oil Dynamic Roll Index	0.30	Monthly	109,400	April—2021	13,297,384	—	391,214	391,214
Royal Bank of Canada	Receive	RBC Enchanced Copper LME 01 Excess Return Index	0.28	Monthly	10,850	July—2021	6,010,951	—	0	0
Royal Bank of Canada	Receive	RBC Enhanced Brent Crude Oil 01 Excess Return Index	0.35	Monthly	131,000	March—2021	29,365,432	—	0	0
Subtotal — Appreciation								—	6,211,670	6,211,670
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Heating Oil Roll Yield Excess Return Index	0.37%	Monthly	118,500	March—2021	$16,122,529	$—	$(147,035)	$(147,035)
Barclays Bank PLC	Receive	Barclays Wheat Seasonal Index Excess Return Index	0.33	Monthly	283,000	February—2021	5,436,232	—	(147,245)	(147,245)
Barclays Bank PLC	Receive	Barclays WTI Crude Roll Yield Excess Return Index	0.35	Monthly	45,000	March—2021	9,020,727	—	(246,227)	(246,227)
Canadian Imperial Bank of Commerce	Pay	CIBC Natural Gas Standard Roll Excess Return Index	0.10	Monthly	495,000	June—2021	13,868,861	—	(41,481)	(41,481)
Canadian Imperial Bank of Commerce	Pay	CIBC Silver Index	0.10	Monthly	10,200	July—2021	979,427	—	(315,214)	(315,214)
Canadian Imperial Bank of Commerce	Receive	CIBC Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	566,800	April—2021	45,406,575	—	(1,054,928)	(1,054,928)
Goldman Sachs International	Receive	Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index	0.45	Monthly	489,000	September—2020	16,765,477	—	(134,103)	(134,103)
Goldman Sachs International	Receive	S&P GSCI Soybean Meal Excess Return Index	0.42	Monthly	22,780	June—2021	19,328,133	—	(369,854)	(369,854)
JPMorgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	42,800	April—2021	5,813,182	—	(124,325)	(124,325)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Aluminium type A Excess Return Index	0.14	Monthly	450,000	December—2020	21,358,305	—	(28,350)	(28,350)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Zinc type A Excess Return Index	0.12	Monthly	34,000	December—2020	4,886,198	—	(178,296)	(178,296)
Macquarie Bank Ltd.	Receive	Macquarie Aluminium Dynamic Selection Index	0.30	Monthly	1,020,000	December—2020	41,462,490	—	(28,152)	(28,152)
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Silver type A Excess Return Index	0.16	Monthly	7,500	March—2021	1,949,867	—	(22,681)	(22,681)
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Silver type A Excess Return Index	0.16	Monthly	158,500	December—2020	41,207,179	—	(479,320)	(479,320)
Subtotal — Depreciation								—	(3,317,211)	(3,317,211)
Total — Total Return Swap Agreements								$—	$2,894,459	$2,894,459

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $27,819,780.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Cocoa Roll Yield Excess Return Index
	Long Futures Contracts
	Cocoa	100.00%
Barclays Live Cattle Roll Yield Excess Return Index
	Long Futures Contracts
	Live Cattle	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Barclays Soybean Meal S2 Nearby Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
Barclays Soybean Meal Seasonal Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
Barclays Soybeans Seasonal Excess Return Index
	Long Futures Contracts
	Soybean	100.00%
Single Commodity Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Macquarie Single Commodity Brent Crude Oil type A Excess Return Index
	Long Futures Contracts
	Brent Crude	100.00%
Macquarie Single Commodity Crude Oil (WTI) type A Excess Return Index
	Long Futures Contracts
	WTI Crude	100.00%
Macquarie Single Commodity GasOil type A Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
Macquarie Single Commodity Heating Oil type A Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%
Macquarie Single Commodity Unleaded Gasoline type A Excess Return Index
	Long Futures Contracts
	Unleaded Gasoline	100.00%
Modified Macquarie Single Commodity Sugar type A Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
MLCIAPLH Excess Return Index
	Long Futures Contracts
	Lean Hogs	100.00%
MLCX2CCER Excess Return Index
	Long Futures Contracts
	Cocoa	100.00%
MLCX2KCE Excess Return Index
	Long Futures Contracts
	Coffee	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
Merrill Lynch Soybean Meal Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
MLCI3LNE Excess Return Index
	Long Futures Contracts
	Nickel	100.00%
MLCI3LXE Excess Return Index
	Long Futures Contracts
	Zinc	100.00%
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
Morgan Stanley MSCY2CN0 Index
	Long Futures Contracts
	Corn	100.00%
Morgan Stanley MSCY2KW0 Index
	Long Futures Contracts
	Kansas Wheat	100.00%
MS Soybean Oil Dynamic Roll Excess Return Index
	Long Futures Contracts
	Soybean Oil	100.00%
RBC Enhanced Copper LME 01 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
RBC Enhanced Brent Crude Oil 01 Excess Return Index
	Long Futures Contracts
	Brent Crude	100.00%
Barclays Heating Oil Roll Yield Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%
Barclays Wheat Seasonal Excess Return Index
	Long Futures Contracts
	Wheat	100.00%
Barclays WTI Crude Roll Yield Excess Return Index
	Long Futures Contracts
	WTI Crude	100.00%
CIBC Natural Gas Standard Roll Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
CIBC Silver Index
	Long Futures Contracts
	Silver	100.00%
CIBC Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
S&P GSCI Soybean Meal Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
Macquarie Single Commodity Aluminum type A Excess Return Index
	Long Futures Contracts
	Aluminum	100.00%
Macquarie Single Commodity Zinc type A Excess Return Index
	Long Futures Contracts
	Zinc	100.00%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Macquarie Single Commodity Silver type A Excess Return Index
	Long Futures Contracts
	Silver	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$171,107,470	$—	$171,107,470
Commodity-Linked Securities	—	42,736,456	—	42,736,456
Money Market Funds	337,769,658	—	—	337,769,658
Total Investments in Securities	337,769,658	213,843,926	—	551,613,584
Other Investments - Assets*
Futures Contracts	4,336,317	—	—	4,336,317
Swap Agreements	—	6,211,670	—	6,211,670
	4,336,317	6,211,670	—	10,547,987
Other Investments - Liabilities*
Futures Contracts	(3,454,150)	—	—	(3,454,150)
Swap Agreements	—	(3,317,211)	—	(3,317,211)
	(3,454,150)	(3,317,211)	—	(6,771,361)
Total Other Investments	882,167	2,894,459	—	3,776,626
Total Investments	$338,651,825	$216,738,385	$—	$555,390,210

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Balanced-Risk Commodity Strategy Fund